Warrant Liability (Details)				1 Months Ended	12 Months Ended
	Dec. 09, 2022 CNY (¥)	Dec. 09, 2022 USD ($)	Feb. 11, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 ¥ / shares shares
Warrant Liability [Line Items]
Pivate placement per units						$ 11.5
Par value (in Dollars per share)						$ 0.0001
Number of Warrants (in Shares) | shares					1	1
Fair value private warrants				¥ 861,869			¥ (832,355)
Aggregate fair value	¥ 861,869	$ 123,750
Accumulated deficits fair value	¥ 2,100,000	$ 300,000
Warrants [Member]
Warrant Liability [Line Items]
Fair value private warrants | $
MicroAlgo [Member]
Warrant Liability [Line Items]
Par value (in Dollars per share)						$ 0.001
Fair value private warrants | $			$ 380,000
MicroAlgo [Member] | IPO [Member]
Warrant Liability [Line Items]
Private placement shares (in Shares) | shares								270,500		270,500
Pivate placement per units | (per share)								$ 10		¥ 69.4